Fair Value Measurements: Schedule of Extinguishment of Debt (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Details
Carrying value of pre-modification debt		$ 933,748	$ 487,832	$ 308,255
Less: Estimated fair value of debt after modification		(933,748)	(487,832)	(308,255)
Original Issue Discount		0
Fair Value of Assets Given	(113,132)
Included in other income (expense)		$ (559,048)